Debt (Details Textual) (USD $)	12 Months Ended									12 Months Ended				12 Months Ended
	Dec. 31, 2011 Swaps	Dec. 31, 2010	Dec. 31, 2011 Two Interest Rate Swap Agreements [Member]	Dec. 31, 2011 Senior Notes, interest at 7.875%, maturing 2012 [Member]	Dec. 31, 2011 Senior Notes, interest at 6.25%, maturing 2013 [Member]	Dec. 31, 2011 Senior Notes, interest at 7.875%, maturing 2014 [Member]	Dec. 31, 2011 Senior Notes interest at 7.375%, maturing 2015 [Member]	Dec. 31, 2011 Senior Notes, interest at 6.75%, maturing 2018 [Member]	Dec. 31, 2011 Senior Notes, interest at 7.15%, maturing 2019 [Member]	Dec. 31, 2011 Mortgages and other, interest rates ranging from 1.00% to 9.00%, various maturities [Member]	Dec. 31, 2010 Revolving Credit Facilities, interest rates ranging from 1.10% to 2.5% at December 31, 2011, maturing 2013 [Member]	Dec. 31, 2011 Revolving Credit Facilities, interest rates ranging from 1.10% to 2.5% at December 31, 2011, maturing 2013 [Member]	Apr. 20, 2010 Revolving Credit Facilities, interest rates ranging from 1.10% to 2.5% at December 31, 2011, maturing 2013 [Member]	Dec. 31, 2010 Revolving Credit Facility, expired in 2010 [Member]	Apr. 20, 2010 Revolving Credit Facility, expired in 2010 [Member]	Dec. 31, 2011 Letter of Credit [Member]
Debt (Textual) [Abstract]
Interest rate, stated rate				7.875%	6.25%	7.875%	7.375%	6.75%	7.15%
Minimum Interest Rate, Stated Percentage on Revolving Credit Facilities										1.00%
Maximum Interest Rate, Stated Percentage on Revolving Credit Facilities										9.00%
Notional amount of interest rate swaps			$ 100,000,000
Number of interest rate swaps	2
Issued new debt													1,500,000,000		1,875,000,000
Maturity period of facility											Nov. 15, 2013			Feb. 11, 2011
Reduction in debt											up to $375 million subject to certain conditions and bank commitments
Borrowings under the senior credit facility											0					171,000,000
Letters of credit, Fair value	171,000,000	159,000,000		605,000,000
Credit Agreement	38,000,000										0	0
Terminated notional amount of interest rate swaps	200,000,000
Available borrowing capacity under its domestic and foreign lines of credit	1,500,000,000
Net charge to interest expense net of interest income	16,000,000
Company's mortgage debt assumed by buyer in sale of interest in a consolidated joint venture	$ 57,000,000